12. Income Taxes	12 Months Ended
Dec. 31, 2013
Notes
12. Income Taxes

12.      INCOME TAXES

          The Company has elected to be treated as an S corporation for income tax reporting purposes.  The taxable income or loss of an S corporation is treated as income of and is reportable in the individual tax returns of the shareholders of the Company in an appropriate allocation.  Accordingly, deferred income tax assets and liabilities have been eliminated and no provisions for current and deferred income taxes were made by the Company except for amounts attributable to state income taxes for the state of Louisiana, which does not recognize S corporation status for income tax reporting purposes.  Deferred income tax assets and liabilities will continue to be recognized and provisions for current and deferred income taxes will be made by the Company’s subsidiaries as they are not permitted to be treated as S Corporations.

          The provision for income taxes for the years ended December 31, 2013, 2012 and 2011 is made up of the following components:

	2013	2012	2011

Current – Federal	$3,840,502	$3,653,739	$3,077,083
Current – State	6,432	7,700	4,500
Total Current	3,846.934	3,661,439	3,081,583

Deferred – Federal	145,730	252,359	24,348

Total Provision	$3,992,664	$3,913,798	$3,105,931

           Temporary differences create deferred federal tax assets and liabilities, which are detailed below as of December 31, 2013 and 2012.  These amounts are included in accounts payable and accrued expenses in the accompanying consolidated statements of financial position.

	Deferred Tax Assets (Liabilities)

	2013	2012
Insurance Commissions	$(5,654,165)	$(5,376,504)
Unearned Premium Reserves	2,190,561	2,001,212
Unrealized Loss (Gain) on Marketable Debt Securities	1,008,621	(732,325)
Other	(176,989)	(89,741)
	$(2,631,972)	$(4,197,358)

         The Company's effective tax rate for the years ended December 31, 2013, 2012 and 2011 is analyzed as follows.  Rates were lower than statutory federal income tax rates mainly due to taxable income at the S corporation level being passed to the shareholders of the Company for tax reporting, whereas income earned by the insurance subsidiaries was taxed at the corporate level.

	2013	2012	2011
Statutory Federal income tax rate	34.0%	34.0%	34.0%
Net tax effect of IRS regulations on life insurance subsidiary	-	-	(1.5)
Tax effect of S corporation status	(20.7)	(20.7)	(20.5)
Tax exempt income	(2.9)	(2.6)	(2.4)
Effective Tax Rate	10.4%	10.7%	9.6%